UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
September 30, 2007

Shares	Description (1)				Value

	Common Stocks – 76.6%

	Aerospace & Defense – 1.0%

72,300	Thales S.A.				$4,238,283

	Biotechnology – 1.2%

84,000	Amgen Inc., (2)				4,751,880

	Commercial Services & Supplies – 2.5%

801,600	Allied Waste Industries, Inc., (2)				10,220,400

	Diversified Telecommunication Services – 10.9%

609,345	Chunghwa Telecom Co., Ltd., Sponsored ADR				11,260,696
476,200	KT Corporation, Sponsored ADR				11,928,810
903,200	Nippon Telegraph and Telephone Corporation, ADR				21,017,463

	Total Diversified Telecommunication Services				44,206,969

	Electric Utilities – 8.7%

85,600	Ameren Corporation				4,494,000
349,900	Centrais Electricas Brasileiras S.A., ADR				4,907,348
234,600	IDACORP, INC				7,680,804
176,800	Korea Electric Power Corporation, Sponsored ADR				4,092,920
332,000	PNM Resources Inc.				7,728,960
140,000	Progress Energy, Inc.				6,559,000

	Total Electric Utilities				35,463,032

	Food Products – 2.7%

131,900	Smithfield Foods, Inc., (2)				4,154,850
380,000	Tyson Foods, Inc., Class A				6,783,000

	Total Food Products				10,937,850

	Household Durables – 0.9%

205,400	Matsushita Electric Industrial Co., Ltd., ADR				3,810,170

	Insurance – 0.9%

634,600	Benfield Group, Limited				3,765,332

	Internet Software & Services – 1.0%

101,000	eBay Inc., (2)				3,941,020

	Machinery – 2.8%

149,700	AGCO Corporation, (2)				7,600,269
221,960	Tecumseh Products Company, Class B, (2)				3,762,222

	Total Machinery				11,362,491

	Media – 1.1%

127,900	Scholastic Corporation, (2)				4,458,594

	Metals & Mining – 23.1%

287,600	AngloGold Ashanti Limited, Sponsored ADR				13,485,564
740,000	Apex Silver Mines Limited, (2)				14,393,000
467,600	Barrick Gold Corporation				18,834,928
544,000	Crystallex International Corporation, (2)				1,724,480
567,000	Gabriel Resources, Limited, (2)				1,436,525
552,600	Gold Fields Limited				9,996,534
200,000	Ivanhoe Mines Ltd., (2)				2,610,000
218,969	Kinross Gold Corporation, (2)				3,280,156
4,245,000	Lihir Gold Limited, (2)				14,841,195
275,000	Moto Goldmines, Limited, (2)				818,378
270,700	Newmont Mining Corporation				12,108,411
6,000	NovaGold Resources Inc., (2)				99,060

	Total Metals & Mining				93,628,231

	Multi-Utilities – 1.4%

223,900	Puget Energy, Inc.				5,478,833

	Oil, Gas & Consumable Fuels – 11.0%

144,900	Arch Coal Inc.				4,888,926
213,200	BP Amoco PLC				14,785,420
93,800	Nexen Inc.				2,864,652
258,500	Peabody Energy Corporation				12,374,395
118,400	Royal Dutch Shell PLC, Class A				9,730,112

	Total Oil, Gas & Consumable Fuels				44,643,505

	Paper & Forest Products – 1.5%

420,000	Bowater Incorporated				6,266,400

	Pharmaceuticals – 3.7%

173,000	AstraZeneca Group				8,662,110
770,000	Patheon Inc., (2)				2,399,839
95,200	Sanofi-Aventis, ADR				4,038,384

	Total Pharmaceuticals				15,100,333

	Road & Rail – 1.3%

46,500	Union Pacific Corporation				5,257,290

	Software – 0.5%

75,000	Microsoft Corporation				2,209,500

	Transportation Infrastructure – 0.4%

54,150	Stolt-Nielsen S.A				1,607,048

	Total Common Stocks (cost $280,638,062)				311,347,161

Shares	Description (1)	Coupon		Ratings (3)	Value

	Convertible Preferred Securities – 5.1%

	Communications Equipment – 5.1%

21,358	Lucent Technologies Capital Trust I	7.750%		B1	$20,503,680

	Total Convertible Preferred Securities (cost $22,014,415)				20,503,680

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 5.8%

$213	Fannie Mae Mortgage Pool 100195	6.252%	8/20/22	AAA	$214,262
3,917	Fannie Mae Mortgage Pool 2003-86 IL (I/O)	4.500%	4/25/13	AAA	85,250
255	Fannie Mae Mortgage Pool 357922	4.239%	3/01/34	AAA	253,736
64	Fannie Mae Mortgage Pool 708743	4.304%	6/01/33	AAA	64,254
146	Fannie Mae Mortgage Pool 713939	4.518%	4/01/33	AAA	147,697
815	Fannie Mae Mortgage Pool 816594	4.911%	2/01/35	AAA	812,474
30,346	Fannie Mae Mortgage Pool Strips 345-17 (I/O)	4.500%	5/01/20	AAA	4,724,091
1,048	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI(I/O)	4.500%	3/25/18	AAA	104,387
1,982	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI(I/O)	4.500%	5/25/19	AAA	252,978
4,016	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI(I/O)	4.500%	8/25/25	AAA	996,471
3,887	Federal Home Loan Collateralized Mortgage, Series 2595 (I/O)	5.000%	6/15/21	AAA	449,907
6,206	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	4.862%	1/01/33	AAA	6,344,457
1,266	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	4.901%	2/01/33	AAA	1,295,951
4,323	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.500%	8/15/17	AAA	360,259
2,969	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2627 BI (I/O)	5.000%	8/15/25	AAA	243,277
2,454	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2872 JI (I/O)	4.500%	10/15/12	AAA	49,489
1,560	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.500%	1/15/19	AAA	205,317
319	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.500%	5/15/18	AAA	72,591
1,220	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2890 IA (I/O)	4.500%	3/15/18	AAA	128,326
1,037	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2890 KI (I/O)	4.500%	2/15/19	AAA	136,947
136	Federal Home Loan Mortgage Corporation, Pool 789045	5.776%	2/01/32	AAA	138,603
6,350	GNMA Mortgage Pool 081832	5.000%	1/20/37	AAA	6,373,094

$74,529	Total Mortgage-Backed Securities (cost $23,617,631)				23,453,818

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 6.4%

	Airlines – 1.5%

$6,438	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	$6,269,003

	Health Care Providers & Services – 1.0%

5,129	Omnicare, Inc.	3.250%	12/15/35	BB-	4,173,724

	Metals & Mining – 3.2%

10,145	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	9,130,500
4,480	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	NR	3,987,200

14,625	Total Metals & Mining				13,117,700

	Semiconductors & Equipment – 0.7%

3,000	Credence Systems Corporation, Convertible Bond	1.500%	5/15/08	N/R	2,880,000

$29,192	Total Convertible Bonds (cost $26,546,875)				26,440,427

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 6.6%

	Auto Components – 0.5%

$2,000	Lear Corporation, Series B	8.110%	5/15/09	B-	$1,995,000

	Capital Markets – 0.8%

3,979	Lehman Brothers Holdings Inc., Trust 00650	5.360%	7/26/21	A+	3,068,804

	Diversified Financial Services – 0.5%

2,000	Leucadia National Corporation	7.000%	8/15/13	BB+	1,930,000

	Electrical Equipment – 0.5%

1,766	UCAR Finance Inc.	10.250%	2/15/12	B	1,849,885

	Household Products – 0.7%

3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B1	2,970,000

	Metals & Mining – 0.5%

2,000	Phelps Dodge Corporation	7.125%	11/01/27	BB+	2,092,102

	Oil, Gas & Consumable Fuels – 2.4%

2,000	Arch Western Finance LLC	6.750%	7/01/13	BB-	1,970,000
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	2,065,000
2,000	Teekay Shipping Corporation	8.875%	7/15/11	BB-	2,110,000
3,750	USEC Inc.	6.750%	1/20/09	CCC	3,693,750

9,750	Total Oil, Gas & Consumable Fuels				9,838,750

	Paper & Forest Products – 0.4%

2,000	Bowater Inc.	9.500%	10/15/12	B	1,675,000

	Road & Rail – 0.3%

1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,277,506

$27,495	Total Corporate Bonds (cost $27,118,328)				26,697,047

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Structured Notes – 3.1%

$4,500	Lehman Brothers Holdings	10.000%	3/07/22		$4,650,750
9,000	Morgan Stanley Group, Inc., Credit Linked Note	0.000%	6/20/17		7,584,300

$13,500	Total Structured Notes (cost $13,500,000)				12,235,050

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 0.8%

$2,995	Repurchase Agreement with State Street Bank, dated 9/28/07, repurchase price $2,995,594 collateralized by $2,705,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $3,060,058	3.750%	10/01/07		$2,994,658

	Total Short-Term Investments (cost $2,994,658)				2,994,658

	Total Investments (cost $396,429,969) – 104.4%				423,671,841

Shares	Description (1)				Value

	Common Stocks Sold Short – (4.9)%

	Biotechnology – (0.5)%

(25,000)	Genentech, Inc., (2)				$(1,950,500)

	Health Care Equipment & Supplies – (0.6)%

(17,000)	Alcon Inc.				(2,446,640)

	Internet Software & Services – (0.8)%

(74,000)	Bankrate Inc., (2)				(3,412,880)

	Multiline Retail – (0.5)%

(33,000)	Kohl’s Corporation, (2)				(1,891,890)

	Pharmaceuticals – (1.3)%

(36,000)	Allergan, Inc.				(2,320,920)
(56,100)	Merck & Co. Inc.				(2,899,809)

	Total Pharmaceuticals				(5,220,729)

	Specialty Retail – (0.5)%

(17,700)	AutoZone, Inc., (2)				(2,055,678)

	Textiles, Apparel & Luxury Goods – (0.7)%

(60,000)	Coach, Inc., (2)				(2,836,200)

	Thrifts & Mortgage Finance – 0.0%

(500)	FirstFed Financial Corporation, (2)				(24,775)

	Total Common Stocks Sold Short (proceeds $17,491,505)				(19,839,292)

		Notional	Expiration	Strike
Contracts	Type (1)	Amount (4)	Date	Price	Value

	Call Options Written – (4.5)% (5)

(1,497)	AGCO Corporation	$(5,988,000)	1/19/08	$40.0	$(1,796,400)
(6,000)	Allied Waste Industries	(7,500,000)	1/19/08	12.5	(660,000)
(850)	Ameren Corporation	(4,250,000)	12/22/07	50.0	(306,000)
(800)	Amgen, Inc.	(4,800,000)	10/20/07	60.0	(26,000)
(7,400)	Apex Silver Mines Limited	(12,950,000)	1/19/08	17.5	(2,442,000)
(1,080)	Arch Coal Inc.	(3,240,000)	1/19/08	30.0	(572,400)
(1,730)	Astrazenica PLC	(8,650,000)	1/19/08	50.0	(523,325)
(4,200)	Bowater, Inc.	(10,500,000)	1/19/08	25.0	(63,000)
(500)	BP Amoco, PLC	(3,000,000)	1/19/08	60.0	(517,500)
(1,460)	BP Amoco, PLC	(9,490,000)	1/19/08	65.0	(934,400)
(5,530)	Chunghwa Telecom Company Limited (6)	(10,507,000)	3/22/08	19.0	(1,052,867)
(5,400)	Crystallex International Corporation	(2,700,000)	10/20/07	5.0	(27,000)
(1,010)	EBay, Inc.	(3,282,500)	1/19/08	32.5	(767,600)
(3,700)	Gold Fields Limited	(6,475,000)	1/19/08	17.5	(730,750)
(3,500)	KT Corporation	(7,875,000)	10/20/07	22.5	(936,250)
(2,000)	Matsushita Electric Industrial Company Limited	(3,500,000)	12/22/07	17.5	(335,000)
(750)	Microsoft Corporation	(2,437,500)	1/19/08	32.5	(35,625)
(1,000)	Newmont Mining Corporation	(4,500,000)	1/19/08	45.0	(320,000)
(170)	Nexen Inc.	(510,000)	12/22/07	30.0	(41,225)
(2,100)	Nipon Telegraph & Telephone Corporation	(4,725,000)	12/22/07	22.5	(330,750)
(1,900)	Peabody Energy Corporation	(7,600,000)	1/19/08	40.0	(1,786,000)
(1,400)	Progress Energy, Inc.	(6,300,000)	1/19/08	45.0	(437,500)
(1,100)	Royal Dutch Shell PLC	(7,700,000)	10/20/07	70.0	(1,342,000)
(950)	Sanofi Aventis	(4,037,500)	12/22/07	42.5	(178,125)
(1,275)	Scholastic Corporation	(3,825,000)	3/22/08	30.0	(796,875)
(1,300)	Smithfield Foods Inc.	(4,550,000)	1/19/08	35.0	(152,750)
(3,800)	Tyson Foods Inc.	(5,700,000)	1/19/08	15.0	(1,292,000)

(62,402)	Total Call Options Written (premiums received $14,573,833)	(156,600,500)			(18,403,342)

	Other Assets Less Liabilities – 5.0%				20,150,768

	Net Assets – 100%				$405,579,975

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

ADR	American Depositary Receipt.
I/O	Interest only securities.
N/R	Not Rated

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on equity option contracts, the treatment of paydown gains and losses, recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $398,119,946.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$41,654,006
Depreciation	(16,102,111)

Net unrealized appreciation (depreciation) of investments	$25,551,895

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Global Value Opportunities Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.